INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2016
INTANGIBLE ASSETS, NET [Abstract]
INTANGIBLE ASSETS, NET
9. INTANGIBLE ASSETS, NET

The following table summarizes the Company’s intangible assets, net:

	As of December 31, 2016
	Gross Carrying	Accumulated		Net Carrying
Items	Amount	Amortization	Impairment Loss	Amount
	US$	US$	US$	US$
Computer software	5,560	(3,807)	—	1,753
Domain name use right	1,550	(853)	—	697
Customer relationship	18,322	(10,710)	(1,413)	6,199
Non-compete agreement	1,122	(945)	—	177
User base	4,685	(4,669)	—	16
Technology	10,413	(6,843)	(2,323)	1,247
Game	10,894	(5,936)	—	4,958
Licenses	2,148	(2,148)	—	—
Trademark	1,933	(512)	—	1,421
Total	56,627	(36,423)	(3,736)	16,468

	As of December 31, 2015
	Gross Carrying	Accumulated		Net Carrying
Items	Amount	Amortization	Impairment Loss	Amount
	US$	US$	US$	US$
Computer software	5,603	(2,967)	—	2,636
Domain name use right	1,558	(702)	—	856
Customer relationship	12,489	(7,377)	—	5,112
Non-compete agreement	1,316	(553)	—	763
User base	5,005	(4,516)	—	489
Technology	12,980	(6,269)	—	6,711
Game	11,688	(2,183)	—	9,505
Licenses	2,295	(1,810)	—	485
Trademark	3,588	(627)	—	2,961
Total	56,522	(27,004)	—	29,518

The amortization expense related to intangible assets with finite lives for the years ended December 31, 2014, 2015 and 2016 was US$11,855, US$12,326 and US$11,365, respectively. During 2015, intangible assets amounting to US$1,262 was included as part of the carrying value of NationSky in connection with the divestment of NationSky and US$298 of NQ Shenzhen’s intangible assets was fully impaired.

The impairment loss of intangible assets for the year ended December 31, 2016 includes the full impairment on the carrying amount of intangible asset of Yipai, amounting to US$2,423, as a result of the divestment in 2016, and full impairment on the carrying amount of intangible assets of Ruifeng, amounting to US$104, as a result of intended divestment which subsequently closed in 2017 (See Note 24). The Company performed qualitative analysis on the events or changes in circumstances that indicated the carrying amount of an asset may not be recoverable and thus is to be evaluated for recoverability. Due to the current period operating loss combined with a history of operating losses, the intangible assets of Tianya, Huayong and Yinlong may not be recoverable. After the fair value assessment determined by income approach, the impairment loss was recognized as the excess of the carrying amount over the assets' fair value, amounting to US$3,632 in total. The Company did not notice that intangible assets of other subsidiaries might not be recoverable (see Note 4).

Computer software is amortized over 5 years on average using straight-line method. Domain name (NQ.com) licensed from third party is amortized over 10 years, the same as the term of the contract, under the straight-line method.

The acquired intangible assets from business combination are recognized and measured at fair value with assistance from independent third-party appraisers and are amortized as expenses using the straight-line approach over the estimated economic useful lives as follows:

Estimated weighted average useful life
Customer relationships	4.2 years
Non-compete agreement	2.2 years
User base	1.8 years
Technology	4.7 years
Game	2.9 years
Software	4.1 years
Trademark	10.0 years
License	2.8 years

The weighted-average amortization period for total net intangible assets of US$16,468, as of December 31, 2016, will be 3.43 years. As of December 31, 2016 estimated amortization expenses for future years were expected to be as follows:

Amount
US$
For the year ending December 31,
2017	5,941
2018	4,710
2019	3,048
2020	2,013
2021	290
2022 and thereafter	466
Total	16,468